Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of costs and expenses by nature [Abstract]
Disclosure of expenses by nature [text block]
	2018	2017	2016
Cost of sales	$51,422,376	47,502,959	42,635,071
General, selling and administrative expenses	6,024,406	5,423,379	4,847,858
Total costs and expenses	$57,446,782	52,926,338	47,482,929

Inventory consumption	$40,115,184	37,567,550	34,018,493
Wages and salaries	7,348,795	6,605,584	5,971,382
Freight	4,809,678	4,176,508	3,712,349
Maintenance	1,719,907	1,471,392	1,292,763
Other utility expenses	1,591,920	1,334,339	1,005,570
Depreciation	1,226,917	1,075,788	925,748
Leases	453,162	416,437	403,116
Other	181,219	278,740	153,508
Total	$57,446,782	52,926,338	47,482,929